OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Operating Leases Tables
Schedule of Operating Leases	Future minimum payments for these leases are:

For the twelve Months Ending December 31,
2018	2019	2020	2021	2022
$130,613	$133,499	$116,597	$90,000	$67,500